Note 12 - Convertible Debt and Non-Convertible Promissory Notes - Convertible Notes (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
The 2024 Convertible Notes [Member]
Balance	$ 565	$ 1,702
Reclass of accrued interest to convertible note		471
Conversions	0	(2,336)
Notes reclassified upon reevaluation of embedded features		0
Loss from extinguishment of debt	0	0
New convertible notes issued at fair value		0
Movement in fair value	67	728
Balance	632	565
The 2024 Convertible Notes [Member] | Approximate [Member]
Balance	565
Balance		565
OID Notes [Member]
Balance	9,335	0
Reclass of accrued interest to convertible note		0
Conversions	(5,257)	0
Notes reclassified upon reevaluation of embedded features		1,975
Loss from extinguishment of debt	(5,257)	3,187
New convertible notes issued at fair value		935
Movement in fair value	2,296	3,239
Balance	100	9,335
OID Notes [Member] | Approximate [Member]
Balance	9,336
Balance		9,336
Total Notes [Member]
Balance	9,900	1,702
Reclass of accrued interest to convertible note		471
Conversions	(5,257)	(2,336)
Notes reclassified upon reevaluation of embedded features		1,975
Loss from extinguishment of debt	(5,257)	3,187
New convertible notes issued at fair value		935
Movement in fair value	2,363	3,967
Balance	732	9,900
Total Notes [Member] | Approximate [Member]
Balance	$ 9,900
Balance		$ 9,900